Going Concern	12 Months Ended
Dec. 31, 2012
Going Concern [Abstract]
Going Concern
3.	Going Concern

As a result of the historically low charter rates for drybulk vessels which have been affecting the Company for over three years, and the resulting material adverse impact on Company’ results from operations, the accompanying consolidated financial statements have been prepared on a going concern basis. Based on the Company’s cash flow projections for 2013, cash on hand will not be sufficient to cover scheduled debt repayments as of December 31, 2012 and operating expenses and capital expenditure requirements for at least twelve months from the balance sheet date. The Company has incurred net losses of $30,888, $88,196 and $21,821 during the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012 and 2011, the Company had working capital deficits of $70,973 and $47,186, respectively. All of the above raises substantial doubt regarding the Company’s ability to continue as a going concern. Management plans to continue to provide for its capital requirements by issuing additional equity securities and debt in addition to executing their business plan. The Company’s ability to continue as a going concern is dependent upon its ability to obtain the necessary financing to meet its obligations and repay its liabilities arising from the normal course of business operations when they come due and to generate profitable operations in the future.

In addition, the Company has undertaken negotiations with each of its lenders to restructure its debt repayments. On May 31, 2012, the Company and Credit Suisse entered into a Sixth Supplemental Agreement to its Facility Agreement with Credit Suisse, which provided for, among other things, a deferral of principal payments until March 31, 2014 (Note 10). On September 7, 2012, the Company entered into an amended and restated facility with Deutsche Bank, which provides for, among other things, a reduction in and deferral of the balloon payment due on facility B from November 2012 to December 2015, a reduction in the amount of principal repayment and amendments to the financial covenants (Note 10).

In February, March, April, November and December 2012, the Company received notifications from First Business Bank S.A. (FBB) that the Company is in default under its loan agreement as a result of the breach of certain covenants and the failure to pay principal and interest due under the loan agreement. Although the Company is seeking and will continue to seek waivers to certain covenants from FBB, and continues negotiations to restructure its debt, it is uncertain that it will be able to succeed as this is currently subject to the agreement of the bank. The Company is in discussions with the bank to permanently amend the amortization schedule and resolve the foregoing defaults. Also the Company did not pay the monthly repayments of $20 for each of Facility A and Facility B with Deutsche Bank along with accrued interest due in October, November and December 2012. The Company is in discussions with Deutsche Bank to reach a mutually beneficial agreement.

The Company is currently exploring several alternatives aiming to manage its working capital requirements and other commitments if current market charter hire rates remain at current low levels, including completion of the negotiations for the restructuring of its loan with FBB, offerings of common stock through a Standby Equity Distribution Agreement and an Equity Line Facility, (please see Note 17 “Subsequent events” for recent developments), disposition of certain vessels in its current fleet and additional reductions in operating and other costs.

Generally accepted accounting principles require that long-term debt be classified as a current liability when a covenant violation gives the lender the right to call the debt at the balance sheet date, absent a waiver. As a result of the cross default provisions in the Company’s loan agreements, actual breaches existing under its credit facility with FBB could result in defaults under all of the Company’s affected debt and the acceleration of such debt by its lender. Accordingly, as of December 31, 2012, the Company was required to reclassify its long term debt and derivative financial instrument liability (interest rate swaps) as current liabilities on its consolidated balance sheet since the Company had not received waivers in respect of the breaches discussed above at such time.

The consolidated financial statements as of December 31, 2012, were prepared assuming that the Company would continue as a going concern. Accordingly, the financial statements did not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern, except for the current classification of debt and derivative financial instrument liability.